Derivative Financial Instruments (Fair Value Of All Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2013	Sep. 29, 2012
Derivative [Line Items]
Derivative Assets	$ 32	$ 54
Derivative Liabilities	102	105
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Assets	5	32
Derivative Liabilities	29	7
Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Derivative Assets	4	32
Derivative Liabilities	29	6
Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	1	0
Derivative Liabilities	0	1
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Assets	27	22
Derivative Liabilities	73	98
Not Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Derivative Assets	25	21
Derivative Liabilities	72	96
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	2	1
Derivative Liabilities	$ 1	$ 2